CHANGE IN PRESENTATION CURRENCY - Disclosure of consolidated statements of cash flows (Details)		1 Months Ended	12 Months Ended
	Sep. 14, 2020 USD ($)	Sep. 17, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Operations
Net loss			$ (32,933,645)		$ (20,249,424)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation - Property, plant and equipment			467,703		302,470
Depreciation - Right-of-use assets			460,254		305,389
Lease interest expenses			76,345		68,785
Financing interest expenses			0		21,847
Reclamation accretion expenses			787,859		704,349
Reclamation expenditures			(1,585,396)		(1,480,166)
Unrealized foreign exchange loss			483,490		411,908
Share-based payment			1,863,085		1,693,886
Net change in non-cash working capital items:
Receivables, prepaid expenses and other assets			(63,008)		(111,235)
Loan receivable			(35,000)		(132,877)
Lease liabilities			(80,701)		(72,268)
Financing liabilities			0		47,481
Trade and other payables			(6,288)		1,412,600
Due to related parties			51,803		228,916
Cash flow used in operating activities			(30,513,499)		(16,848,339)
Investing
Additions to property, plant and equipment			(1,187,311)		(314,009)
Short and long-term investments			74		1,392,510
Property acquisition costs			(112,950)		(165,250)
Cash flow provided by (used in) investing activities			(1,292,625)		913,251
Financing
Issuance of common shares	$ 23,069,000	$ 17,301,750	18,976,371		23,069,000
Share issue costs			(1,581,119)		(1,850,464)
Lease principal payments			(460,671)		(270,122)
Financing principal payments			(156,206)		(69,328)
Cash flow provided by financing activities			17,082,060		20,879,086
Increase in cash and cash equivalents			(14,724,064)		4,943,998
Cash and cash equivalents at beginning of year			29,061,142		24,117,144
Cash and cash equivalents at end of year			$ 14,337,078		$ 29,061,142
Previously stated [member]
Operations
Net loss				$ (27,163,617)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation - Property, plant and equipment				405,750
Depreciation - Right-of-use assets				409,665
Lease interest expenses				92,271
Financing interest expenses				29,307
Reclamation accretion expenses				944,850
Reclamation expenditures				(1,985,571)
Unrealized foreign exchange loss				150,254
Share-based payment				2,272,266
Net change in non-cash working capital items:
Receivables, prepaid expenses and other assets				(149,216)
Loan receivable				(178,248)
Lease liabilities				(96,944)
Financing liabilities				63,694
Trade and other payables				1,894,934
Due to related parties				307,080
Cash flow used in operating activities				(23,003,525)
Investing
Additions to property, plant and equipment				(421,228)
Short and long-term investments				1,867,984
Property acquisition costs				(221,674)
Cash flow provided by (used in) investing activities				1,225,082
Financing
Issuance of common shares				30,393,408
Share issue costs				(2,482,307)
Lease principal payments				(362,355)
Financing principal payments				(93,001)
Cash flow provided by financing activities				27,455,745
Increase in cash and cash equivalents				5,677,302
Cash and cash equivalents at beginning of year				31,323,346
Cash and cash equivalents at end of year				$ 37,000,648